8. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
8. Income Taxes

(8)	Income Taxes

The provision for income taxes in summarized as follows:

(Dollars in thousands)
	2012	2011	2010
Current	$1,800	2,141	512
Deferred	(213)	(678)	(523)
Total	$1,587	1,463	(11)

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2012	2011	2010
Pre-tax income at statutory rate (34%)	$2,509	2,251	622
Differences:
Tax exempt interest income	(1,168)	(1,052)	(721)
Nondeductible interest and other expense	52	62	58
Cash surrender value of life insurance	(149)	(101)	(87)
State taxes, net of federal benefits	324	233	(8)
Nondeductible capital losses	-	49	99
Other, net	19	21	26
Total	$1,587	1,463	(11)

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2012 and 2011.

Deferred tax assets:
Allowance for loan losses	$5,560	6,401
Accrued retirement expense	1,409	1,213
Other real estate	628	454
Other	362	204
Total gross deferred tax assets	7,959	8,272

Deferred tax liabilities:
Deferred loan fees	794	1,082
Premises and equipment	417	655
Unrealized gain on available for sale securities	3,581	1,964
Total gross deferred tax liabilities	4,792	3,701
Net deferred tax asset	$3,167	4,571